Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of income taxes
For the years ended December 31,	2015	2014
	$	$
Loss before taxes	(278,290)	(114,242)
Expected income tax expenses	(72,000)	(30,000)
Adjustment of prior year income tax expense	-	(2,000)
	29,000	4,000
Carry back of current year expense income tax expense	80,000	41,000
Change in statutory, foreign exchange rates and other	-	(4,000)
Change in unrecognized deductible temporary differences	(37,000)	(9,000)
Total income tax expense	—	—

Deferred tax assets and liabilities
	December 31, 2015	December 31, 2014
Deferred tax assets	$	$
Property and equipment	—	1,000
Goodwill	(50,000)	(44,000)
Non-capital losses available for future periods	159,000	72,000
Unused deferred tax assets	109,000	29,000

Unused tax losses
	December 31, 2015	Expiry date range	December 31, 2014	Expiry date range
Temporary Differences
Property and equipment	$1,000	No expiry date	$2,000	No expiry date
Non-capital losses available for future periods – United States, Canada, China	$343,000	2028-2035	$212,000	. 2028-2034